SCHEDULE OF OTHER EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value loss (gain) on marketable securities (Note 6)	$ 766	$ (645)
Fair value loss (gain) on purchase warrants (Note 6)	167	(67)
Loss on disposal of assets		188
Unrealized foreign exchange loss	367	653
Realized foreign exchange (gain) loss	(120)	276
Interest income and other	(304)	(133)
Shares issued at a discount to settle payables (Note 16)		196
Management fee income (Note 11)	(118)	(95)
Other expenses	$ 758	$ 373